RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For periods prior to the IPO, the Company's consolidated and combined statement of operations includes allocations of general and administrative costs, including stock-based compensation expense, related to IAC's accounting, treasury, legal, tax, corporate support and internal audit functions. These allocations were based on Match Group's revenue as a percentage of IAC's total revenue. Allocated general and administrative costs, inclusive of stock-based compensation expense, was $1.7 million for the three months ended March 31, 2015, and is included in "General and administrative expense" in the accompanying consolidated and combined statement of operations. It is not practicable to determine the actual expenses that would have been incurred for these services had the Company operated as a stand-alone entity. Management considers the allocation method to be reasonable. For the three months ended March 31, 2016, the Company was charged $2.6 million by IAC for services rendered pursuant to the services agreement described below. This amount was paid in full by the Company at March 31, 2016.
The Company has entered into certain arrangements with IAC in the ordinary course of business for: (i) the leasing of office space for certain of our businesses at properties owned by IAC, for which we paid IAC approximately $0.9 million and $0.3 million for the three months ended March 31, 2016 and 2015, respectively; and (ii) the subleasing of space in a data center from an IAC subsidiary, for which we paid such IAC subsidiary approximately $0.3 million for both the three months ended March 31, 2016 and 2015. The aforementioned payments related to the leasing of office space for the three months ended March 31, 2016 is included in the amount charged by IAC under the services agreement noted above.
Relationship with IAC post IPO
In connection with the IPO, the Company entered into certain agreements relating to our relationship with IAC after the IPO. These agreements include a master transaction agreement; an investor rights agreement; a tax sharing agreement; a services agreement; an employee matters agreement and a subordinated loan agreement.

RELATED PARTY TRANSACTIONS
For periods prior to the IPO, the Company's consolidated and combined statement of operations includes allocations of general and administrative costs, including stock-based compensation expense, related to IAC's accounting, treasury, legal, tax, corporate support and internal audit functions. These allocations were based on Match Group's revenue as a percentage of IAC's total revenue. Allocated general and administrative costs, inclusive of stock-based compensation expense, were $6.9 million, $6.6 million, and $6.2 million in the years ended December 31, 2015, 2014 and 2013, respectively, and are included in "General and administrative expense" in the accompanying consolidated and combined statement of operations. It is not practicable to determine the actual expenses that would have been incurred for these services had the Company operated as a stand-alone entity. Management considers the allocation method to be reasonable. For the period from the date of the IPO through December 31, 2015, the Company was charged $0.7 million by IAC for services rendered pursuant to the services agreement described below. This amount was paid in full by the Company at December 31, 2015.
The Company has entered into certain arrangements with IAC in the ordinary course of business for: (i) the leasing of office space for certain of our businesses at properties owned by IAC, for which we paid IAC approximately $1.7 million, $1.0 million and $0.5 million in the years ended December 31, 2015, 2014 and 2013, respectively; and (ii) the subleasing of space in a data center from an IAC subsidiary, for which we paid such IAC subsidiary approximately $1.2 million in each of the years ended December 31, 2015, 2014 and 2013.
The portion of interest income reflected in the consolidated and combined statement of operations that is intercompany in nature was $3.8 million, $2.1 million, and $1.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The following summarizes the components of the net (increase)/decrease in IAC's investment in the Match Group prior to the IPO for the years ended December 31, 2015, 2014, and 2013:

	December 31,
	2015	2014	2013
	(In thousands)
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish	$(155,000)	$—	$—
Cash transfers to IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by IAC on behalf of Match Group, net	126,275	165,782	59,216
Taxes	(57,041)	(54,761)	(54,228)
Interest income (expense), net (a)	3,813	(12,936)	(29,737)
Allocation of general and administrative expense	(6,898)	(6,648)	(6,210)
Net (increase) decrease in IAC's investment in the Match Group	$(88,851)	$91,437	$(30,959)
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(a)	Does not include long-term debt, related party.
Related Party Debt
The related party notes described below were repaid in full prior to the IPO.
On September 28, 2011, the Company, through a foreign subsidiary, Match.com Europe Limited, issued $94 million aggregate principal amount of 3.57% Notes. The notes were issued to three IAC foreign subsidiaries in connection with the financing of the acquisition of a controlling interest in Meetic in September 2011. In December 2011, the Company repaid $15 million leaving an outstanding balance of $79 million. The remaining notes were guaranteed by Match.com Pegasus Limited, a subsidiary of the Company.
On April 8, 2014, Match.com Europe Limited and Match.com France Limited issued a €53 million 5.00% Note and a $47 million 5.90% Note, respectively. The 5.00% euro denominated note was issued to an IAC foreign subsidiary in connection with the financing of the purchase of the remaining publicly-traded shares of Meetic that took place in the first quarter of 2014. The 5.90% Note was issued to an IAC foreign subsidiary with the proceeds being used to repay certain indebtedness that had been created in order to partially fund the acquisition of shares in Meetic.
Dividend to IAC
During the fourth quarter of 2015, the Company made a dividend to IAC in the amount of $1.5 billion, of which $1.0 billion was paid in cash and $445.3 million was assumed in the Match Exchange Offer. See Note 8 for additional information on this note exchange.
Relationship with IAC post IPO
In connection with the IPO, the Company entered into certain agreements relating to our relationship with IAC after the IPO. These agreements include a master transaction agreement; an investor rights agreement; a tax sharing agreement; a services agreement; an employee matters agreement and a subordinated loan agreement.
Master Transaction Agreement
The master transaction agreement sets forth the agreements between IAC and the Company regarding the principal transactions necessary to separate our business from IAC, as well as govern certain aspects of our relationship with IAC after the completion of the IPO. Under the master transaction agreement the Company agrees to assume all of the assets and liabilities related to its business and agrees to indemnify IAC against any losses arising out of any breach by the Company of the master transaction agreement or the other transaction related agreements described below. IAC also agrees to indemnify the Company against losses arising out of any breach by IAC of the master transaction agreement or any of the other transaction related agreements.
Investor Rights Agreement
Under the investor rights agreement the Company will provide IAC with (i) specified registration and other rights relating to its shares of our common stock and (ii) anti-dilution rights. See Note 9 for additional information on the anti-dilution rights.
Tax Sharing Agreement
The tax sharing agreement will govern the rights, responsibilities, and obligations of the Company and IAC with respect to tax liabilities and benefits, entitlements to refunds, preparation of tax returns, tax contests and other tax matters regarding U.S. federal, state, local and foreign income taxes. Under the tax sharing agreement, the Company is generally responsible and required to indemnify IAC for: (i) all taxes imposed with respect to any consolidated, combined or unitary tax return of IAC or one of its subsidiaries that includes the Company or any of our subsidiaries to the extent attributable to the Company or any of our subsidiaries, as determined under the tax sharing agreement, and (ii) all taxes imposed with respect to any of the Company's subsidiaries’ consolidated, combined, unitary or separate tax returns.
Services Agreement
The services agreement will govern services that the Company expects that IAC will provide including, among others: (i) assistance with certain legal, finance, internal audit, treasury, information technology support, insurance and tax affairs, including assistance with certain public company reporting obligations; (ii) payroll processing services; (iii) tax compliance services; and (iv) such other services as to which IAC and the Company may agree. In addition, under the services agreement the Company will provide IAC informational technology services and such other services as to which IAC and the Company may agree. The services agreement will continue for one year from the date of the IPO, with automatic renewal, subject to IAC’s continued ownership of a majority of the combined voting power of the Company's voting stock.
Employee Matters Agreement
The employee matters agreement covers a wide range of compensation and benefit issues related to the allocation of liabilities associated with: (i) employment or termination of employment, (ii) employee benefit plans and (iii) equity awards. Under the employee matters agreement, the Company's employees will continue to participate in IAC’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan and the Company will reimburse IAC for the costs of such participation. In the event IAC no longer retains shares representing at least 80% of the aggregate voting power of shares entitled to vote in the election of the Company’s Board of Directors, Match Group will no longer participate in IAC’s employee benefit plans, but will establish its own employee benefit plans that will be substantially similar to the plans sponsored by IAC.
The employee matters agreement also provides that (i) the Company will reimburse IAC for the cost of any IAC equity awards held by Match Group’s employees and former employees and that IAC may elect to receive payment either in cash or the Company common stock. With respect to equity awards in certain of the Company's subsidiaries, IAC may require those awards to be settled in either shares of IAC’s common stock or in shares of the Company's common stock and, to the extent shares of IAC common stock are issued in settlement, the Company will reimburse IAC for the cost of those shares by issuing to IAC additional shares of the Company's common stock.
IAC Subordinated Loan Facility
Prior to the IPO, the Company entered into an uncommitted subordinated loan facility with IAC (the "IAC Subordinated Loan Facility"), which allows the Company to make one or more requests to IAC to borrow funds from it. If IAC agrees to fulfill any such borrowing request from the Company, such indebtedness will be incurred in accordance with the terms of the IAC Subordinated Loan Facility. Any indebtedness outstanding under the IAC Subordinated Loan Facility will be by its terms subordinated in right of payment to the obligations under the Match Group Credit Agreement and the Match Group Senior Notes, and will bear interest at the applicable rate set forth in the pricing grid in the Match Group Credit Agreement, which rate is based on the Company's consolidated net leverage ratio at the time of borrowing, plus an additional amount to be agreed upon. The IAC Subordinated Loan Facility has a scheduled final maturity date of no earlier than 90 days after the maturity date of the Match Group Credit Facility or the latest maturity date in respect of any class of Term Loans outstanding under the Match Group Credit Agreement. At December 31, 2015, the Company has no indebtedness outstanding under the IAC Subordinated Loan Facility.